Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Jul. 05, 2022
C000236195
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Interest Rate Hedge ETF
Account Value	$ 11,885	$ 12,958	$ 11,904	$ 10,000
C000236197
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Interest Rate Volatility & Inflation Hedge ETF
Account Value	$ 8,857	9,072	9,307	10,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 10,437	9,765	9,651	10,000
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 10,437	9,765	9,651	10,000
ICE U.S. Treasury 20+ Year Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury 20+ Year Bond Index (TR) (USD)
Account Value	$ 8,742	8,184	8,872	10,000
Bloomberg U.S. Treasury Inflation-Linked Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation-Linked Bond Index (TR) (USD)
Account Value	$ 10,272	$ 9,667	$ 9,653	$ 10,000